Transactions With Affiliates - Additional Information (details) (USD $)					12 Months Ended						1 Months Ended			12 Months Ended																1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Gathering Transportation And Treating [Member]	Dec. 31, 2010 Gathering Transportation And Treating [Member]	Dec. 31, 2009 Gathering Transportation And Treating [Member]	Dec. 31, 2011 Processing [Member]	Dec. 31, 2010 Processing [Member]	Dec. 31, 2009 Processing [Member]	May 31, 2008 Note Receivable From Anadarko [Member]	Dec. 31, 2011 Note Receivable From Anadarko [Member]	Dec. 31, 2010 Note Receivable From Anadarko [Member]	Dec. 31, 2011 Omnibus Agreement [Member]	Dec. 31, 2011 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2009 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Cap	Dec. 31, 2009 Omnibus Agreement [Member] Cap	Dec. 31, 2011 Omnibus Agreement [Member] No Cap	Dec. 31, 2011 Long Term Incentive Plan [Member] Years	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan And Or Anadarko Incentive Plans [Member]	Dec. 31, 2010 Incentive Plan And Or Anadarko Incentive Plans [Member]	Dec. 31, 2009 Incentive Plan And Or Anadarko Incentive Plans [Member]	Dec. 31, 2011 Incentive Plan [Member] Years	Dec. 31, 2011 Anadarko Incentive Plan [Member] Years	Dec. 31, 2011 Anadarko Incentive Plan [Member] Performance Based Awards [Member] Years	Nov. 30, 2011 Purchased Equipment Including Compressors [Member]	Nov. 30, 2010 Purchased Equipment Including Compressors [Member]	Sep. 30, 2010 Sold Compressors [Member]	Dec. 31, 2011 Anadarko [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Director [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Mountain Gas Resources [Member] Gathering And Processing [Member]
Related Party Transaction Line Items
Note receivable - Anadarko	$ 260,000,000	[1]	$ 260,000,000	[1]							$ 260,000,000
Term of instrument in years											30 years																								10 years
Fixed annual rate for note receivable bearing interest											6.50%
The fair value of the note receivable												303,700,000	258,900,000
Affiliate throughput percent					75.00%	73.00%	76.00%	64.00%	66.00%	58.00%
Allocated costs from Parent														19,500,000	7,700,000	8,000,000	7,500,000	9,000,000	6,900,000	11,800,000
Phantom units vesting term, minimum																																		1
Phantom units vesting term, maximum																					3
Equity based compensation expense																					300,000	300,000	400,000	13,900,000	5,400,000	4,100,000
Unvested equity based compensation																					500,000						5,500,000	3,700,000	100,000				600,000
Weighted average term of unvested awards																					2.3						1.4	2	3
Carrying value of equipment	2,052,224,000	[1]	1,753,762,000	[1]																										2,000,000	400,000	2,600,000
Cash received for idle compressors																																2,800,000
Cash paid for equipment																														$ 3,800,000	$ 400,000

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.